RETIREMENT BENEFIT OBLIGATION (Details 1)	Dec. 31, 2022	Dec. 19, 2022	Dec. 31, 2021
Health Care Cost Inflation [Member] | Bottom of range [member]
Statement1 [Line Items]
Percentage of reasonably possible increase decrease in actuarial assumption	(7.50%)		(8.30%)
Health Care Cost Inflation [Member] | Top of range [member]
Statement1 [Line Items]
Percentage of reasonably possible increase decrease in actuarial assumption		8.50%	9.50%
Discount Rate [Member] | Bottom of range [member]
Statement1 [Line Items]
Percentage of reasonably possible increase decrease in actuarial assumption	(7.10%)		(7.90%)
Discount Rate [Member] | Top of range [member]
Statement1 [Line Items]
Percentage of reasonably possible increase decrease in actuarial assumption		8.10%	9.10%